Supplemental Cost Information (R&D, narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Income Statement Elements [Line Items]
GE funded R&D		$ 5,273	$ 5,461	$ 5,200
Customer funded R&D		(721)	(711)	(680)
Partner funded R&D		(319)	(107)	(6)
Other costs and expenses		25,238	26,154	26,497
GECC depreciation and amortization		5,026	5,283	4,576
Cost of Goods Sold		61,257	57,867	56,785
Cost of Services		20,054	19,274	17,525
Consolidation, Eliminations [Member]
Supplemental Income Statement Elements [Line Items]
Other costs and expenses		(857)	(738)	(697)
Operating Segments [Member]
Supplemental Income Statement Elements [Line Items]
Other costs and expenses		26,095	26,892	27,194
GE
Supplemental Income Statement Elements [Line Items]
GE funded R&D		4,233	4,643	4,514
Other costs and expenses	[1]	14,971	16,105	17,671
GECC depreciation and amortization	[2]	2,508	2,449	2,291
Cost of Goods Sold	[1]	61,420	57,962	57,118
Cost of Services	[1]	20,457	19,668	17,938
GE | Collaborative Member
Supplemental Income Statement Elements [Line Items]
Cost of Goods Sold		2,660	2,613	2,507
Cost of Services		873	820	594
GECC
Supplemental Income Statement Elements [Line Items]
Other costs and expenses		11,124	10,787	9,523
GECC depreciation and amortization		2,602	2,834	2,285
Cost of Goods Sold		104	108	99
Cost of Services		0	0	0
GECC operating and administrative costs		$ 8,522	$ 7,953	$ 7,238

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.
[2]	(a) Represents the adding together of all affiliated companies except Gener al Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis.